SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 03, 2020
Property, Plant and Equipment [Line Items]
Reorganization items, net		$ 3,361,416		$ 781,306	$ (4,081,245)
Cash equivalents	0		0		0	0
Allowance for doubtful accounts	0		0		0	0
Impairment of long-lived assets	0	0	0	0	0	0
Advertising and marketing costs	6,220	6,123	8,820	28,131	28,281	321,280
FDIC insured limit					250,000
Excess of FDIC insured limit					2,815,000	(0)
Revenue	$ 15,000	$ 19,000	$ 33,000	$ 45,000	$ 77,000	$ 130,000
Debt Financings [Member] | Lender Concentration Risk [Member] | One Lender [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage					84.00%	30.00%
Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Lease remaining term	3 years 6 months		3 years 6 months		4 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			3 years		3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			15 years		15 years
Closing bid price							$ 0.001
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives			5 years